Composition of the Main Items of the Consolidated Statement of Financial Situation and Comprehensive Results - Summary of Provisions (Detail) - ARS ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Jan. 01, 2017
Disclosure of other provisions [line items]
Provisions	$ 86,915	$ 118,357	$ 117,231
Social securities provision [member]
Disclosure of other provisions [line items]
Provisions	82,720	109,665	107,592
Legal proceedings provision [member]
Disclosure of other provisions [line items]
Provisions	288	480	1,771
Miscellaneous other provisions [member]
Disclosure of other provisions [line items]
Provisions	$ 3,907	$ 8,212	$ 7,868